SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Available-for-sale Securities, Estimated fair value	$ 189	$ 203
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Amortized cost	185	199
Available-for-sale Securities, Gross unrealized/ unrecognized gains	4	4
Available-for-sale Securities, Gross unrealized/ unrecognized losses	0	0
Available-for-sale Securities, Estimated fair value	$ 189	$ 203